Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000001700 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000001700 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
C000001700 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001702 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000001702 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
C000001702 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001703 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000001703 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
C000001703 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001704 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001704 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000001704 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000001706 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001706 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000001706 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000123977 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000123977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000123977 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000001707 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001707 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000001707 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000039982 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000039982 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000039982 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000039984 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000039984 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000039984 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000039985 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000039985 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000039985 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000039986 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000039986 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	94.90%
C000039986 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000039988 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000039988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	94.90%
C000039988 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000039989 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000039989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	94.90%
C000039989 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000171397 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171397 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	94.90%
C000171397 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079618 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000079618 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.10%
C000079618 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.30%
C000079618 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.20%
C000079618 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079618 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000079618 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000079618 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.80%
C000079618 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.00%
C000079618 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%
C000079618 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.80%
C000079618 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000079618 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079618 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000079619 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000079619 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.10%
C000079619 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.30%
C000079619 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.20%
C000079619 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079619 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000079619 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000079619 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.80%
C000079619 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.00%
C000079619 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%
C000079619 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.80%
C000079619 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000079619 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079619 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000079621 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000079621 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.10%
C000079621 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.30%
C000079621 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.20%
C000079621 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079621 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000079621 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000079621 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.80%
C000079621 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.00%
C000079621 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%
C000079621 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.80%
C000079621 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000079621 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079621 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%